Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income before income taxes	$ 7,699,183	$ 3,233,477
Basic combined Canadian statutory income tax rate	26.78%	26.87%
Income tax	$ 2,061,841	$ 868,835
Increase (decrease) resulting from:
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	(114,226)	(129,362)
Change in unrecognized deductible temporary differences	2,179,736	623,134
Gain on loss of control of Acasti	8,783,613
Non taxable gain on sale of assets	(4,304,482)
Non-deductible stock-based compensation	611,590	538,145
Non-deductible change in fair value	9,733	70,929
Permanent differences and other	210,449	37,786
Change in statutory income tax rate	57,411	344,161
Total tax expense (recovery)	(1,640,200)	$ 2,353,628
Acasti
Increase (decrease) resulting from:
Gain on loss of control of Acasti	$ (2,352,252)